Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents on its Original Currencies

Cash and cash equivalents by currency, translated into U.S. dollars, exclude restricted cash of US$4,697 in 2026 and US$87,842 in 2025.

	As of June 30,
	2026	2025
	$	$
HKD	1,101,547	5,870,022
RMB	1,232,667	2,256,948
USD	2,827,996	2,412,958
VND	272,047	149,291
IDR	3,585	-
SGD	174,719	-
Total	5,612,562	10,689,219